Quarterly Results of Operations Level 1 (Notes)	12 Months Ended
Dec. 31, 2010
Quarterly Financial Information [Abstract]
Quarterly Financial Information [Text Block]
Quarterly Results of Operations (unaudited)
The unaudited quarterly results of operations for the years ended December 31, 2010 and the periods April 24, 2009 to December 31, 2009 and January 1, 2009 to April 23, 2009 are as follows:

Successor Company
	2010
	First	Second	Third	Fourth	For the
	Quarter	Quarter	Quarter	Quarter	Year

Net revenue	$55,575	$40,036	$44,224	$57,151	$196,986
Operating loss	(2,232)	(2,589)	(2,370)	(5,612)	(12,803)
Net loss from continuing operations	(1,403)	(2,765)	(4,468)	(5,557)	(14,193)
Net loss	(6,723)	(5,418)	(7,239)	(11,877)	(31,257)
Basic and diluted loss per share:
Net loss from continuing operations	$(0.07)	$(0.13)	$(0.21)	$(0.27)	$(0.68)
Net loss	$(0.33)	$(0.26)	$(0.35)	$(0.56)	$(1.50)

	For the period	2009	2009	For the period
	April 24, 2009 to	Third	Fourth	April 24, 2009 to
	June 30, 2009	Quarter	Quarter	December 31, 2009

Net revenue	$27,351	$40,448	$52,052	$119,851
Operating loss	$(4,146)	$(60,135)	$53,021	$(11,260)
Net loss from continuing operations	$(167)	$(9,419)	$6,036	$(3,550)
Net loss	$(6,184)	$(53,549)	$(3,867)	$(63,600)
Basic and diluted (loss) income per share Common Stock
Net (loss) income from continuing operations	$(0.33)	$(0.72)	$0.30	$(6.89)
Net loss	$(18.85)	$(10.03)	$(0.19)	$(4.86)
Basic and diluted loss per share Class B Stock
Net (loss) income from continuing operations	$—	$—	$—	$—
Net loss	$—	$—	$—	$—

Predecessor Company

		2009	For the period	For the period
		First	April 1, 2009 to	January 1, 2009 to
		Quarter	April 23, 2009	April 23, 2009

Net revenue		$51,184	$12,812	$63,996
Operating loss		$(19,604)	$(4,129)	$(20,154)
Net loss from continuing operations		$(9,211)	$(5,994)	$(15,205)
Net loss		$(15,186)	$(3,775)	$(18,961)
Basic and diluted loss per share Common Stock
Net loss from continuing operations		$(18.80)	$(11.87)	$(36.20)
Net loss		$(33.95)	$(10.67)	$(43.64)
Basic and diluted loss per share Class B Stock
Net loss from continuing operations		$—	$—	$—
Net loss		$—	$—	$—

For the year ended December 31, 2009, we understated our income tax receivable asset due to an error in how the deductibility of certain costs for the twelve months ended December 31, 2009 was determined. This resulted in an additional income tax benefit of $590, recorded in the three months ended March 31, 2010 and the twelve months ended December 31, 2010, that should have been recorded in the successor period ended December 31, 2009. We overstated accounts receivable at December 31, 2009 by $250 in connection with our failure to record a billing adjustment as a result of a renegotiated customer contract and understated accrued expenses for certain general and administrative costs incurred by $278 at December 31, 2009. We understated accrued liabilities at December 31, 2009 by $375 in connection with our failure to record an employment claim settlement related to an employee termination that occurred prior to 2008, but which was probable and estimable as of December 31, 2009. We understated our program and operating liabilities by $428 in the predecessor period ended April 23, 2009 and adjusted our opening balance sheet and goodwill accordingly. We determined that the impact of these adjustments recorded in the first quarter of fiscal 2010 were immaterial to our results of operations in all applicable prior interim and annual periods. In addition to the foregoing, we understated accrued liabilities at December 31, 2009 by $218 in connection with our payroll, but which was probable and estimable as of December 31, 2009. We determined that the impact of this adjustment recorded in the third quarter of fiscal 2010 was immaterial to our results of operations in all applicable prior interim and annual periods. For the year ended December 31, 2009, we understated our current liabilities for discontinued operations in error by $964 in connection with recording certain Metro Traffic revenue, which was overstated in that period.  We increased loss from discontinued operations by $964 during the first quarter of 2010 to correct the current liabilities for discontinued operations balance as of December 31, 2010.  We determined that the impact of this adjustment recorded in the fourth quarter of 2010 was immaterial to our results of operations in all applicable prior interim and annual periods.  As a result, we have not restated any prior period amounts.

For the nine months ended September 30, 2009, we understated liabilities in error related to uncertain income tax exposures, arising in the respective periods. These additional income tax exposures related primarily to deductions taken in state filings for which it is more likely than not that those deductions would not be sustained on their technical merits. The amounts of additional tax expense that should have been recorded related to this error was $82 in the 2009 successor period and $68 in the 2009 predecessor period. Such charges totaling $3,247 were corrected in the fourth quarter of 2009 as an increase to income tax expense of $82, and an adjustment to the opening goodwill of $3,165 in the Successor Company at April 24, 2009. We have determined that the impact of these adjustments recorded in the fourth quarter of fiscal 2009 were immaterial to our results of operations in all applicable prior interim and annual periods. As a result, we have not restated any prior period amounts.

In the 23-day period ended April 23, 2009, we determined that we had incorrectly recorded a credit to interest expense, which should have been recorded in the three month period ended March 31, 2009, for the settlement of an amount owed to a former employee. We determined that this error was not significant to any prior period results and accordingly reduced the 23-day period's interest expense by $754. Also in the period ended April 23, 2009, we determined that we incorrectly calculated the accretion of our preferred shares to redemption value which should have been recorded in the three-month period ended March 31, 2009. We determined that this error was not significant to any prior results and did not affect our net (loss) income. However, it did reduce the 23-day period's net loss attributable to common stockholders by $1,262. Also in the 23-day period ended April 23, 2009, we recorded a charge to special charges for insurance expense of $261 (see Note 6 - Goodwill for additional information).

For the period April 24, 2009 to June 30, 2009, we failed to record the added depreciation expense for the increase in fixed assets values associated with our purchase accounting. The amount of depreciation expense that should have been recorded in the period ended June 30, 2009 was $401. This amount was recorded in the three months ended September 30, 2009. Additionally, for the period ended June 30, 2009, we failed to accrue severance costs of $145 for employees terminated in June 2009. Such charge was recorded in the three months ended September 30, 2009.

We do not believe these adjustments are material to our Consolidated Financial Statements in any quarter or year of any prior period's Consolidated Financial Statements. As a result, we have not restated any prior period amounts.